Related Parties	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Related Parties
Note 6. Related Parties
a) The following is an analysis of the balances with related parties as of December 31, 2021 and 2022. All of the companies were considered affiliates of América Móvil since the Company’s principal shareholders are either direct or indirect shareholders in the related parties.

	2021		2022
Accounts receivable:
Sears Roebuck de México, S.A. de C.V. and Subsidiaries	Ps.	339,366	Ps.	260,584
Sitios Latinoamérica, S.A.B. de C.V.		—		1,460,897
Sanborns Hermanos, S.A.		192,599		124,157
Patrimonial Inbursa, S.A.		145,676		166,366
Grupo Condumex, S.A. de C.V. and Subsidiaries		122,555		31,857
Hubard y Bourlon, S.A. de C.V.		52,026		—
Claroshop.com, S.A.P.I de C.V.		40,906		31,559
Other		265,483		211,793

Total	Ps.	1,158,611	Ps.	2,287,213

Accounts payable:
Carso Infraestructura y Construcción, S.A. de C.V. and Subsidiaries	Ps.	1,273,085	Ps.	2,836,689
Grupo Condumex, S.A. de C.V. and Subsidiaries		1,709,487		2,036,371
Sitios Latinoamérica, S.A.B. de C.V.		—		960,244
Fianzas Guardiana Inbursa, S.A. de C.V.		385,287		437,428
Claroshop.com, S.A.P.I de C.V.		247,081		216,774
Grupo Financiero Inbursa, S.A.B. de C.V.		102,314		102,127
Seguros Inbursa, S.A. de C.V.		113,089		107,389
Sociedad Financiera Inbursa, S.A. de C.V.		80,382		13,058
PC Industrial, S.A. de C.V. and Subsidiaries		4,761		3,321
Enesa, S.A. de C.V. and Subsidiaries		9,384		3,854
Cicsa Perú, S.A.C.		—		256,344
Other		292,012		250,619

Total	Ps.	4,216,882	Ps.	7,224,218

For the years ended December 31, 2020, 2021 and 2022, the Company has not recorded any impairment of receivables in connection with amounts owed by related parties.
b) For the years ended December 31, 2020, 2021 and 2022, the Company conducted the following transactions with related parties:

	2020		2021		2022
Capex and expenses:
Construction services, purchases of materials, inventories and property, plant and equipment (i)	Ps.	7,130,769	Ps.	13,524,989	Ps.	13,107,483
Insurance premiums, fees paid for administrative and operating services, brokerage services and others (ii)		4,375,113		4,336,133		3,490,596
Other services (iii)		1,101,528		1,636,402		1,890,921

	Ps.	12,607,410	Ps.	19,497,524	Ps.	18,489,000

Revenues:
Service revenues (iv)	Ps.	608,248	Ps.	714,148	Ps.	756,347
Sales of towers (v)		—		6,943,400		3,323,594
Sales of equipment		656,801		685,781		1,153,439

	Ps.	1,265,049	Ps.	8,343,329	Ps.	5,233,380

i)
In 2022, this amount includes Ps. 11,018,630 (Ps. 11,447,164 in 2021 and Ps. 5,312,845 in 2020) for network construction services and construction materials purchased from subsidiaries of Grupo Carso, S.A.B. de C.V. (Grupo Carso).

ii)
In 2022, this amount includes Ps. 117,321 (Ps. 121,728 in 2021 and Ps. 203,013 in 2020) for network maintenance services performed by Grupo Carso subsidiaries; Ps. 16,556 in 2022 (Ps. 50,730 in 2021, and Ps. 13,490 in 2020) for software services provided by an associate; Ps. 3,281,176 in 2022 (Ps. 3,814,995 in 2021 and Ps. 2,713,370 in 2020) for insurance premiums with Seguros Inbursa S.A. and Fianzas Guardiana Inbursa, S.A., which, in turn, places most of such insurance with reinsurers.

iii)	Includes tower rent payment with Telesites, S.A.B. de C.V. (Ps. 316,700 in 2022, and Ps. 19,300 in 2021) and rental payments to Sitios Latam.
iv)	Includes revenue of administrative services with Sitios Latam. Additionally includes other operations described in note 15.
v)
In November 2021, November 2022 and December 2022, Telmex through its subsidiaries sold towers to Telesites, S.A.B. de C.V. with a value of Ps. 6,943,400, Ps. 1,194,180 and Ps. 1,390,980 respectively. In addition, as of December 31, 2022, through our subsidiary in Peru, towers were sold to Sitios Latam. with a value of Ps. 738,434.

c) The aggregate compensation paid to the Company’s, directors (including compensation paid to members of the Audit and Corporate Practices Committee), and senior management in 2022 was approximately Ps. 5,900 and Ps. 96,900, respectively. None of the Company’s directors is a party to any contract with the Company or any of its subsidiaries that provides for benefits upon termination of employment. The Company does not provide pension, retirement or similar benefits to its directors in their capacity as directors. The Company’s executive officers are eligible for retirement and severance benefits required by Mexican law on the same terms as all other employees.
d) Österreichische Bundes- und Industriebeteiligungen GmbH (ÖBIB) is considered a related party due to it is a significant non-controlling shareholder in Telekom Austria. Through Telekom Austria, América Móvil is related to the Republic of Austria and its subsidiaries, which are mainly ÖBB Group, ASFINAG Group and Post Group as well as Rundfunk und Telekom Reguliegungs-GmbH, all of which these are related parties. In 2020, 2021 and 2022, none of the individual transactions associated with government agencies or government-owned entities of Austria were considered significant to América Móvil.